1998 SEMIANNUAL REPORT


IDS
Tax-Exempt
Bond Fund

The goal of IDS Tax-Exempt Bond Fund, a part of IDS Tax-Exempt Bond Fund, Inc., is to earn as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investment by investing primarily in investment grade bonds and other debt securities.


             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with Greek column

Double-barreled benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"),which are bought by investors, including Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.

Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   22
Board members and officers                  35
IDS mutual funds                            36

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A largely positive bond environment led to a productive six months for IDS Tax-Exempt Bond Fund. Investors in the Fund's Class A shares realized a total return (net asset value change and dividends) of 3.5% from December 1997 through May 1998 -- the first half of the Fund's fiscal year. Most of the return came in the form of dividends.

      The period got off to a strong start, as interest rates declined through early January, boosting bond values along the way. The rate drop was initially spawned by last fall's meltdown in Asian financial markets, a far-reaching phenomenon that caused investors to anticipate slower economic growth in the U.S. and, ultimately, downward pressure on domestic inflation. In addition, global investors quickly began moving money out of smaller foreign markets as a whole in favor of the perceived safe haven offered by the U.S. bond market. The result was a rally and several-week decline in interest rates.

      Weathering the flu

      Soon, though, investors reassessed the situation and decided that the U.S. economy might experience little ill effect from the "Asian flu" and, in fact, might be growing rapidly enough to light a fire under inflation and prompt the Federal Reserve to raise interest rates. Investors wrestled with that possibility over the ensuing months, causing long-term rates to bounce up and down and keeping the bond market off balance for most of the final four months of the period.

      As for municipal bonds in particular, their performance was restrained by a heavy supply of new issues and weak cash flow into the municipal market, the latter largely a result of the more attractive returns being generated by the stock market. In fact, by the end of the period, municipals had reached a very low value in relation to taxable bonds, including corporate and U.S Treasury securities.

      Higher quality

      I made only minor changes to the portfolio during the six months. They included lengthening the duration a bit last spring and gradually upgrading the overall credit quality. (Duration is a function of the average maturity of the portfolio's investments that determines how sensitive the Fund's net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity.) As for the quality upgrade, because the yields on lower-quality issues were only slightly greater than those of top-quality bonds, I felt the modest reward wasn't worth the potential risk. The upgrading resulted in AAA-rated bonds going from 41% of assets to 47% by period-end.

      At this writing (mid-June), I think the municipal market may be headed for up-and-down performance the rest of the year. The key to the market's direction will likely be how the Asian situation ultimately unfolds. If it proves to be a substantial drag on the U.S. economy, interest rates may well come down and lift the market. If the drag is brief and mild, rates could rise again before the year is out. Therefore, my current plan is to keep a neutral duration until there appears to be a clear trend in the market.





      Terry L. Seierstad
      (picture of) Terry L. Seierstad
      Terry L. Seierstad
      Portfolio manager

Class A
6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $   4.14
Nov. 30, 1997        $   4.11
Increase             $   0.03

Distributions
Dec. 1, 1997 - May 31, 1998

From income          $   0.10
From capital gains   $     --
Total distribution   $   0.10

Total return*           +3.5%**

Class B
6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $   4.14
Nov. 30, 1997        $   4.11
Increase             $   0.03

Distributions
Dec. 1, 1997 - May 31, 1998

From income          $   0.09
From capital gains   $     --
Total distribution   $   0.09

Total return*           +3.1%**

Class Y
6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998         $   4.14
Nov. 30, 1997        $   4.11
Increase             $   0.03

Distributions
Dec. 1, 1997 - May 31, 1998

From income          $   0.11
From capital gains   $     --
Total distribution   $   0.11

Total return*           +3.5%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The Fund's ten largest holdings

                                       Percent                        Value
                         (of Fund's net assets)         (as of May 31, 1998)

San Antonio Texas Water Refunding Revenue Bonds
6.40% 2007                               2.69%                  $27,334,500

San Antonio Texas Electric & Gas Systems
Refunding Revenue Bonds Series 1989A
6.50% 2012                               2.66                    27,035,925

Delaware County Pennsylvania Industrial Development
Authority Pollution Control Refunding Revenue Bonds
Philadelphia Electric Series 1991A
7.375% 2021                              2.51                    25,520,655

Chicago Illinois Public Building Commission
Building Revenue Bonds Chicago Board of Education
Series 1990A Escrowed to Maturity
6.50% 2018                               2.40                    24,387,360

New York State Urban Development Correctional Capital
Facilities Revenue Bonds Series 4
5.375% 2023                              2.35                    23,865,250

Georgia Municipal Electric Authority Special Obligation
Bonds Project 1 4th Crossover Series 1997X
6.50% 2020                               2.30                    23,379,845

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
6.50% 2024                               1.98                    20,182,400

New York State Dormitory Authority State Court Facility
Lease Revenue Bonds Series 1993A
5.25% 2021                               1.94                    19,763,000

Issaquah Washington School District 411 King County
Unlimited Tax General Obligation Bonds Series 1992
6.375% 2008                              1.90                    19,269,630

New York State Mortgage Agency Homeowner Mortgage
Revenue Bonds Series 1991TT
7.50% 2015                               1.68                    17,127,162

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart

The ten holdings listed here make up 22.41% of the Fund's net assets


      Financial statements

      Statement of assets and liabilities
      IDS Tax-Exempt Bond Fund
      May 31, 1998


                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $849,044,711)                                                            $  974,524,274
 Accrued interest receivable                                                                        15,591,864
 Receivable for investment securities sold                                                          27,318,191
                                                                                                    ----------
 Total assets                                                                                    1,017,434,329
                                                                                                 =============

                                  Liabilities

 Dividends payable to shareholders                                                                     270,089
 Disbursement in excess of cash on demand deposit                                                      157,803
 Accrued investment management services fee                                                             12,520
 Accrued distribution fee                                                                                  610
 Accrued service fee                                                                                     4,873
 Accrued administrative services fee                                                                     1,112
                                                                                                         -----
 Total liabilities                                                                                     447,007
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $1,016,987,322
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    2,454,672
 Additional paid-in capital                                                                        921,174,503
 Undistributed net investment income                                                                   292,558
 Accumulated net realized gain (loss)                                                              (32,413,974)
 Unrealized appreciation (depreciation) on investments                                             125,479,563
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,016,987,322
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $  987,181,323
                                                          Class B                               $   29,795,243
                                                          Class Y                               $       10,756
 Net asset value per share of outstanding capital stock:  Class A shares     238,274,271        $         4.14
                                                          Class B shares       7,190,372        $         4.14
                                                          Class Y shares           2,596        $         4.14

See accompanying notes to financial statements.



      Statement of operations
      IDS Tax-Exempt Bond Fund
      Six months ended May 31, 1998


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                          $29,292,198
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  2,291,651
 Distribution fee-- Class B                                                                            101,075
 Transfer agency fee                                                                                   213,899
 Incremental transfer agency fee-- Class B                                                                 622
 Service fee
      Class A                                                                                          853,605
      Class B                                                                                           23,469
      Class Y                                                                                                5
 Administrative services fees and expenses                                                             211,627
 Compensation of board members                                                                           6,168
 Custodian fees                                                                                         29,458
 Postage                                                                                                23,018
 Registration fees                                                                                      28,944
 Reports to shareholders                                                                                 1,384
 Audit fees                                                                                             17,500
 Other                                                                                                   9,033
                                                                                                         -----
 Total expenses                                                                                      3,811,458
      Earnings credits on cash balances (Note 2)                                                       (78,109)
                                                                                                       -------
 Total net expenses                                                                                  3,733,349
                                                                                                     ---------
 Investment income (loss) -- net                                                                    25,558,849
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions (Note 3)                                          3,501,537
 Net change in unrealized appreciation (depreciation) on investments                                 5,894,038
                                                                                                     ---------
 Net gain (loss) on investments                                                                      9,395,575
                                                                                                     ---------
 Net increase (decrease) in net assets resulting from operations                                   $34,954,424
                                                                                                   ===========

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      IDS Tax-Exempt Bond Fund


                                  Operations and distributions

                                                                            May 31, 1998         Nov. 30, 1997
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                         $     25,558,849      $     53,372,146
 Net realized gain (loss) on security transactions                             3,501,537             4,908,245
 Net change in unrealized appreciation (depreciation) on investments           5,894,038            18,124,449
                                                                               ---------            ----------
 Net increase (decrease) in net assets resulting from operations              34,954,424            76,404,840
                                                                              ----------            ----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (24,873,359)          (52,470,173)
            Class B                                                             (575,416)             (952,585)
            Class Y                                                                 (269)                 (522)
      Net realized gain
            Class A                                                             (125,668)                   --
            Class B                                                               (3,171)                   --
            Class Y                                                                   (2)                   --
                                                                                      --
 Total distributions                                                         (25,577,885)          (53,423,280)
                                                                             -----------           -----------

                                  Capital share transactions (Note 5)

 Proceeds from sales
      Class A shares (Note 2)                                                 34,624,347            52,223,529
      Class B shares                                                           6,473,205             7,592,260
 Reinvestment of distributions at net asset value
      Class A shares                                                          17,114,022            35,670,478
      Class B shares                                                             486,561               796,513
      Class Y shares                                                                 271                   522
 Payments for redemptions
      Class A shares                                                         (71,342,541)         (180,159,766)
      Class B shares (Note 2)                                                 (1,950,832)           (4,187,660)
                                                                              ----------            ----------
 Increase (decrease) in net assets from capital share transactions           (14,594,967)          (88,064,124)
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                      (5,218,428)          (65,082,564)
 Net assets at beginning of period                                         1,022,205,750         1,087,288,314
                                                                           -------------         -------------
 Net assets at end of period                                              $1,016,987,322        $1,022,205,750
                                                                          ==============        ==============
 Undistributed net investment income                                      $      292,558        $      182,753
                                                                          --------------        --------------

See accompanying notes to financial statements.

      Notes to financial statements

      IDS Tax-Exempt Bond Fund
      (Unaudited as to May 31, 1998)

  1

Summary of
significant
accounting policies

      IDS Tax-Exempt Bond Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt securities whose interest is exempt from federal income tax. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund may realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

    o Class A $15.50
    o Class B $16.50
    o Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges by American Express Financial Advisors Inc. for distributing Fund shares were $667,706 for Class A and $17,472 for Class B for the six months ended May 31, 1998.

      During the six months ended May 31, 1998, the Fund's custodian and transfer agency fees were reduced by $78,109 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $96,752,496 and $97,674,793, respectively, for the six months ended May 31, 1998. Realized gains and losses are determined on an identified cost basis.

  4

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended May 31, 1998
                                   Class A          Class B             Class Y

      Sold                       8,348,512        1,561,202                  --

      Issued for reinvested      4,134,228          117,542                  66
        distributions

      Redeemed                 (17,196,181)        (470,934)                 --
                               -----------         --------                 ---

      Net increase (decrease)   (4,713,441)       1,207,810                  66


                                             Year ended Nov. 30, 1997
                                   Class A          Class B             Class Y

      Sold                      13,009,697        1,888,443                  --

      Issued for reinvested      8,904,140          198,576                 130
        distributions

      Redeemed                 (44,990,511)      (1,043,800)                 --
                               -----------       ----------                 ---

      Net increase (decrease)  (23,076,674)       1,043,219                 130


  5

Capital loss
carryover

      For federal income tax purposes, the Fund has a capital loss carryover of $12,085,373 at Nov. 30, 1997 that will expire in 2002 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any realized capital gains until the available capital loss carryover has been offset or expires.


6.  Financial highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.


Fiscal period ended Nov. 30,
                               Per share income and capital changesa
                                                            Class A
                         1998c     1997   1996   1995  1994     1993   1992   1991b1 1990   1989  1988
Net asset value,         $4.11    $4.01  $4.06  $3.54 $4.19    $3.98  $3.93   $3.88 $3.98  $3.96 $3.93
beginning of period
                               Income from investment operations:
Net investment income      .10      .21    .20    .21   .23      .22    .22     .22   .26    .28   .28
(loss)

Net gains (losses)         .03      .10   (.05)   .52  (.56)     .23    .11     .05  (.01)   .17   .03
(both realized
and unrealized)

Total from investment      .13      .31    .15    .73  (.33)     .45    .33     .27   .25    .45   .31
operations
                               Less distributions:
Dividends from net        (.10)    (.21)  (.20)  (.21) (.23)    (.22)  (.22)   (.22) (.26)  (.28) (.28)
investment income

Distributions from          --       --     --     --  (.09)    (.02)  (.06)     --  (.09)  (.15)   --
realized gains

Total distributions       (.10)    (.21)  (.20)  (.21) (.32)    (.24)  (.28)   (.22) (.35)  (.43) (.28)

Net asset value,         $4.14    $4.11  $4.01  $4.06 $3.54    $4.19  $3.98   $3.93 $3.88  $3.98 $3.96
end of period
                               Ratios/supplemental data
                                                            Class A
                         1998c     1997   1996   1995  1994     1993   1992   1991b  1990   1989  1988
Net assets, end of        $987     $998 $1,067 $1,162 $1,054  $1,291 $1,273  $1,188 $1,094$1,010  $927
period (in millions)

Ratio of expenses to      .73%e    .73%   .73%   .71%   .61%    .63%   .64%    .60%e  .61%  .61%  .60%
average daily net
assetsd

Ratio of net income      5.03%e   5.19%  5.15%  5.52%  5.82%   5.54%  5.68%   6.11%e 6.61% 6.90% 7.16%
(loss) to average
daily
net assets

Portfolio turnover         10%      19%    62%    54%    66%     43%    63%     69%   112%   96%   54%
rate
(excluding short-term
securities)

Total returnf             3.5%     7.8%   4.0%  21.1%  (8.3%)  11.7%   8.7%    8.3%e  6.1% 12.1%  9.6%


      a For a share outstanding throughout the period. Rounded to the nearest cent.

      b The Fund's fiscal year-end was changed from Dec. 31 to Nov. 30, effective 1991.

      c Six months ended May 31, 1998 (Unaudited).

      d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      e Adjusted to an annual basis.

      f Total return does not reflect payment of a sales charge.



      Fiscal period ended Nov. 30,

      Per share income and capital changesa

                                    Class B                                Class Y

                         1998c     1997   1996   1995b         1998c     1997   1996  1995b
Net asset value,         $4.11    $4.01  $4.06   $3.88         $4.11    $4.01  $4.06  $3.88
beginning of period
                               Income from investment operations:
Net investment income      .09      .18    .17     .14           .11      .21    .21    .16
(loss)

Net gains (losses)         .03      .10   (.05)    .18           .03      .10   (.05)   .18
(both
realized and
unrealized)

Total from investment      .12      .28    .12     .32           .14      .31    .16    .34
operations
                               Less distributions:
Dividends from net        (.09)    (.18)  (.17)   (.14)         (.11)    (.21)  (.21)  (.16)
investment income

Net asset value,         $4.14    $4.11  $4.01   $4.06         $4.14    $4.11  $4.01  $4.06
end of period
                               Ratios/supplemental data

                                    Class B                                 Class Y

                          1998c    1997   1996    1995b          1998c    1997   1996   1995b
Net assets, end of         $30      $25    $20     $14            $--      $--    $--    $--
period (in millions)

Ratio of expenses to     1.49%e   1.49%  1.49%   1.52%e          .63%e    .60%   .55%   .58%e
average daily net
assetsd

Ratio of net income      4.29%e   4.43%  4.40%   4.55%e         5.13%e   5.34%  5.33%  5.52%e
(loss)
to average daily net
assets

Portfolio turnover         10%      19%    62%     54%            10%      19%    62%    54%
rate
(excluding short-term
securities)

Total returnf             3.1%     6.9%   3.2%    8.6%           3.5%     7.9%   4.2%   9.2%


      a For a share outstanding throughout the period. Rounded to the nearest cent.

      b Inception date was March 20, 1995.

      c Six months ended May 31, 1998 (Unaudited).

      d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      e Adjusted to an annual basis.

      f Total return does not reflect payment of a sales charge.


      Investments in securities

      IDS Tax-Exempt Bond Fund
      May 31, 1998 (Unaudited)

                                                                                          (Percentages represent
                                                                                            value of investments
                                                                                          compared to net assets)
Municipal bonds (95.6%)

Name of issuer and                                              Coupon            Principal            Value(a)
title of issue (b,c,f)                                            rate               amount

 Alabama (0.3%)
 Mobile Industrial Development Board Solid Waste
    Refunding Revenue Bonds Mobile Energy Services
        01-01-20                                                  6.95%          $4,750,000          $2,945,000

 Alaska (0.6%)
 North Slope Borough General Obligation Bonds
    Zero Coupon Series 1994B (CGIC Insured)
        06-30-04                                                  7.05            3,000,000(d)        2,289,570
        06-30-05                                                  7.15            3,000,000(d)        2,175,030
 State Housing Finance Veterans Mortgage
    Corporation Collateralized Bonds 1st Series
    (GNMA & FNMA Insured)
        12-01-30                                                  7.50            1,985,000           2,095,088
 Total                                                                                                6,559,688

 Arizona (4.1%)
 Maricopa County Industrial Development Authority
    Multi-family Housing Revenue Bonds Series 1996A
        07-01-26                                                  6.625           2,500,000           2,900,750
 Phoenix Industrial Development Authority Refunding
    Revenue Bonds Christian Care Apartments
        01-01-16                                                  6.25            2,000,000           2,109,300
 Phoenix Industrial Development Authority Single
    Family Mortgage Revenue Capital Appreciation
    Bonds Zero Coupon Escrowed to Maturity
        12-01-14                                                  6.69           39,000,000(d)       17,067,180
 Phoenix Street & Highway User Junior Lien
    Refunding Revenue Bonds Series 1992
        07-01-11                                                  6.25           10,350,000          11,252,520
 Tucson Street & Highway User Pre-refunded
    Revenue Bonds Series 1991B
        07-01-10                                                  6.25            8,250,000           8,700,862
 Total                                                                                               42,030,612

 California (9.7%)
 Anaheim Public Finance Authority Capital
    Appreciation Improvement Revenue Bonds
    Zero Coupon Series 1997C (FSA Insured)
        09-01-17                                                  5.72            9,195,000(d)        3,421,827
        09-01-23                                                  5.32           15,865,000(d)        4,270,065
        09-01-24                                                  5.32           25,885,000(d)        6,610,511
        09-01-25                                                  5.32            5,000,000(d)        1,211,600
 Bakersfield Certificates of Participation Zero Coupon
    Escrowed to Maturity
        04-15-21                                                  5.25           18,000,000(d)        5,355,000
 Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A
        01-01-35                                                  5.00           12,000,000          11,383,320
 Los Angeles County Pre-refunded Certificate of
    Participation
        05-01-15                                                  6.71            3,600,000           3,929,400
 Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding
    Revenue Bonds Delta Airlines
        11-01-25                                                  6.35            5,000,000           5,472,050
 Orange County Certificate of Participation
    Civic Center Facility Capital Appreciation
    Refunding Bonds Zero Coupon (AMBAC Insured)
        12-01-18                                                  6.90           13,795,000(d)        4,738,169
 Sacramento Cogeneration Authority Revenue Bonds
    Procter & Gamble Series 1995
        07-01-14                                                  6.50            5,000,000           5,488,050
 San Joaquin Hills Transportation Corridor Agency
    Toll Road Capital Appreciation Refunding Revenue
    Bonds Zero Coupon Series 1997A (MBIA Insured)
        01-15-26                                                  5.55            9,000,000(d)        2,138,490
        01-15-31                                                  5.23           10,500,000(d)        1,917,405
 San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds Series 1993
    (MBIA Insured)
        08-01-24                                                  4.75            9,000,000           8,485,110
 Southern California Public Power Authority
    Revenue Bonds Mead Adelanto Series 1994A
    (AMBAC Insured)
        07-01-20                                                  4.875           6,590,000           6,360,668
 State Public Works Board California Community
    Colleges Lease Pre-refunded Revenue Bonds
    Series 1994B
        03-01-19                                                  7.00            3,900,000           4,529,499
 State Public Works Board University of California
    Lease Refunding Revenue Bonds Series 1993A
    (AMBAC Insured)
        06-01-14                                                  5.50            7,275,000           7,788,761
        06-01-23                                                  5.00            6,000,000           5,800,560
 Ukiah Unified School District Mendocino County
    Certificate of Participation Series 1993
        09-01-10                                                  6.00            3,790,000           3,978,666
 West Covina Redevelopment Agency Community
    Facilities District Special Tax Refunding Bonds
    Series 1996
        09-01-17                                                  6.00            5,000,000           5,495,350
 Total                                                                                               98,374,501

 Colorado (2.2%)
 Arapahoe County Public Highway Authority Capital
    Improvement Trust Fund E-470 Highway
    Pre-refunded Revenue Bonds
        08-31-26                                                  7.00            5,685,000           6,777,202
 Castle Rock Ranch Improvement Public Facility
    Revenue Bonds Series 1996
        12-01-11                                                  6.375           5,750,000           6,605,312
 E-470 Highway Revenue Bonds Zero Coupon
    Series 1997B (MBIA Insured)
        09-01-22                                                  5.34            6,000,000(d)        1,693,800
 State Health Facility Authority Hospital
    Improvement Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995
        09-01-16                                                  6.00            4,000,000           4,196,400
 State Health Facility Authority Revenue Bonds
    Liberty Heights Zero Coupon Escrowed to Maturity
        07-15-22                                                  5.54           10,475,000(d)        2,882,511
 Total                                                                                               22,155,225

 Connecticut (0.9%)
 State General Obligation Bonds Series 1992A
        03-15-06                                                  6.40            8,000,000           8,732,640

 Delaware (0.2%)
 State University Revenue Bonds Series 1989
        11-01-14                                                  6.00            2,000,000           2,038,860

 District of Columbia (2.5%)
 District Unlimited Tax General Obligation Refunding
    Bonds Series 1998B (MBIA Insured)
        06-01-17                                                  6.00            2,000,000           2,214,820
 General Obligation Bonds Zero Coupon
    Series 1994B (MBIA Insured)
        06-01-13                                                  6.63           23,945,000(d)       11,213,683
        06-01-14                                                  6.64           26,415,000(d)       11,669,354
 Total                                                                                               25,097,857

 Florida (3.3%)
 Duvall County Housing Authority Single Family
    Mortgage Refunding Revenue Bonds Series 1991
    (FGIC Insured)
        07-01-24                                                  7.35            3,430,000           3,653,156
 Jacksonville Excise Tax Refunding Revenue Bonds
    Series 1992 (AMBAC Insured)
        10-01-08                                                  6.50            5,000,000           5,534,950
 State Board of Education Administration Capital
    Outlay Pre-refunded Public Education Bonds
    Series 1991C
        06-01-08                                                  6.50            5,025,000           5,512,928
        06-01-09                                                  6.50            6,200,000           6,802,020
 St. John's River Waste Management District Land
    Acquisition Pre-refunded Revenue Bonds
    Series 1989 (AMBAC Insured)
        07-01-09                                                  6.00            7,000,000           7,168,490
 Village Center Community Development District 2
    Lake County Recreational Pre-refunded R.A.N.
    Series 1996
        11-01-00                                                  6.50            4,945,000           5,000,186
 Total                                                                                               33,671,730

 Georgia (3.0%)
 Municipal Electric Authority Pre-refunded Revenue
    Bonds Series 1989T
        01-01-25                                                  6.50            5,000,000           5,080,300
 Municipal Electric Authority Special Obligation
    Bonds Project 1 4th Crossover Series 1997X
    (Secondary MBIA Insured)
        01-01-20                                                  6.50           19,550,000          23,379,845
 Richmond County Development Authority Revenue
    Bonds Zero Coupon Escrowed to Maturity
        12-01-21                                                  5.74            7,880,000(d)        2,267,628
 Total                                                                                               30,727,773

 Hawaii (0.6%)
 City & County of Honolulu Pre-refunded General
    Obligation Bonds Series 1992A
        03-01-06                                                  6.30            5,880,000           6,419,431

 Idaho (0.4%)
 Health Facilities Authority Revenue Bonds
    Bannock Regional Medical Center Series 1995
        05-01-17                                                  6.375           1,450,000           1,560,882
        05-01-25                                                  6.125           2,250,000           2,379,240
 Total                                                                                                3,940,122

 Illinois (8.8%)
 Alton Madison County Hospital Facility Refunding
    Revenue Bonds St. Anthony's Health Center
    Series 1996
        09-01-10                                                  6.00            2,975,000           3,116,253
        09-01-14                                                  6.00            1,765,000           1,848,802
 Chicago Public Building Commission Building
    Revenue Bonds Chicago Board of Education
    Series 1990A Escrowed to Maturity (MBIA Insured)
        01-01-18                                                  6.50           23,500,000          24,387,360
 Cook & Will Counties TWP High School
    District 206 Capital Appreciation Bonds
    Zero Coupon Series 1994C (AMBAC Insured)
        12-01-10                                                  6.55            2,605,000(d)        1,423,711
 Cook County School District 170 Chicago Heights
    Capital Appreciation Bonds Zero Coupon
    Series 1994C (AMBAC Insured)
        12-01-09                                                  6.50            2,155,000(d)        1,259,899
        12-01-10                                                  6.55            2,155,000(d)        1,195,163
 Cook County Unlimited Tax General Pre-refunded
    Obligation Bonds Series 1989
        11-01-09                                                  6.50            5,800,000           6,013,788
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Illinois Power
    Series 1991A
        07-01-21                                                  7.375          10,000,000          11,617,700
 Development Finance Authority Retirement Housing
    Revenue Bonds Zero Coupon Escrowed to Maturity
        04-15-20                                                  7.75           13,745,000(d)        4,220,815
 Educational Facilities Authority Medium-term
    College Revenue Bonds Northwestern University
    Series 1997
        11-01-32                                                  5.20            3,500,000           3,601,080
 Educational Facilities Authority Revenue Bonds
    Lewis University Series 1996
        10-01-16                                                  6.10            2,005,000           2,110,042
 Educational Facilities Revenue Bonds
    Columbia College
        12-01-17                                                  6.875           2,760,000           3,044,390
        12-01-18                                                  6.125           3,015,000           3,107,199
 Health Facilities Authority Refunding Revenue Bonds
    Edwards Hospital Series 1993A
        02-15-19                                                  6.00            3,055,000           3,172,984
 Health Facilities Authority Refunding Revenue Bonds
    Masonic Medical Center Series 1993
        10-01-19                                                  5.50            5,000,000           5,084,050
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Refunding Revenue Bonds McCormick Place
    Zero Coupon (MBIA Insured)
        06-15-20                                                  5.70            3,070,000(d)          971,102
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Revenue Bonds McCormick Place Expansion
    Zero Coupon Series 1993A (FGIC Insured)
        06-15-10                                                  6.64           11,000,000(d)        6,147,240
        06-15-16                                                  6.80            9,000,000(d)        3,526,650
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Revenue Bonds Zero Coupon Series 1993A
    (FGIC Insured)
        06-15-21                                                  6.54            5,000,000(d)        1,497,450
 State Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Zero Coupon
    Series 1991B Escrowed to Maturity
        07-15-25                                                  6.50           10,000,000(d)        2,294,900
 Total                                                                                               89,640,578

 Indiana (2.4%)
 Municipal Power Agency Power Supply System
    Pre-refunded Revenue Bonds Series 1989A
    (AMBAC Insured)
        01-01-16                                                  6.50            8,800,000           9,113,544
 Seymour Economic Development Revenue Bonds
    Union Camp Series 1992
        07-01-12                                                  6.25            2,870,000           3,235,753
 Transportation Finance Authority Highway Revenue
    Bonds Series 1990A
        06-01-15                                                  7.25           10,000,000          12,543,700
 Total                                                                                               24,892,997

 Iowa (0.3%)
 State Finance Authority Single Family
    Mortgage-backed Securities Program Bonds
    Series 1991A
        07-01-16                                                  7.25            3,220,000           3,404,055

 Kentucky (0.8%)
 Muhlenberg County Hospital Refunding Revenue
    Bonds Muhlenberg Community Hospital Series 1996
        07-01-10                                                  6.75            3,985,000           4,191,224
 Owensboro Electric Light & Power Refunding
    Revenue Bonds Zero Coupon Series 1991B
    (AMBAC Insured)
        01-01-15                                                  6.65            9,125,000(d)        3,970,196
 Total                                                                                                8,161,420

 Louisiana (2.4%)
 Bastrop Industrial Development Board Percent
    Pollution Control Refunding Revenue Bonds
    International Paper Company Series 1992A
        03-01-07                                                  6.90            6,875,000           7,572,606
 New Orleans Capital Appreciation General Obligation
    Refunding Revenue Bonds Zero Coupon
    (AMBAC Insured)
        09-01-12                                                  6.63            6,250,000(d)        3,112,813
 New Orleans Home Mortgage Authority Special
    Obligation Refunding Bonds Series 1992
    Escrowed to Maturity
        01-15-11                                                  6.25            9,000,000          10,215,360
 Public Facilities Authority Centenary College
    Revenue Bonds Series 1997
        02-01-17                                                  6.10            1,000,000           1,040,890
 Public Facilities Authority Revenue Bonds
    Windsor Multi-family Housing Foundation
    Series 1996A
        01-01-15                                                  6.125           3,385,000(e)        2,538,750
 Total                                                                                               24,480,419

 Maryland (2.7%)
 Health & Educational Facility Authority Revenue
    Bonds Frederick Memorial Hospital Series 1993
    (FGIC Insured)
        07-01-28                                                  5.00           10,000,000           9,756,400
 State Community Development Administration
    Department of Housing & Community Development
    Single Family Program Bonds 1st Series 1991
        04-01-17                                                  7.30           10,500,000          11,095,560
 State Health & Higher Educational Facility Authority
    Revenue Bonds Anne Arundel Medical Center
    (AMBAC Insured)
        07-01-23                                                  5.00            7,000,000           6,843,060
 Total                                                                                               27,695,020

 Massachusetts (1.6%)
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds Melrose-Wakefield
    Hospital Series 1992B
        07-01-16                                                  6.375           1,430,000           1,595,508
 Health & Educational Facilities Authority Revenue
    Bonds Valley Regional Health System Series 1994C
    (Connie Lee Insured)
        07-01-18                                                  5.75            3,500,000           3,653,790
 Municipal Wholesale Electric Power Supply System
    Pre-refunded Revenue Bonds Series 1992B
        07-01-17                                                  6.75           10,000,000          11,157,200
 Total                                                                                               16,406,498

 Michigan (2.6%)
 Battle Creek Calhoun County Downtown
    Development Authority Pre-refunded Bonds
    Series 1994
        05-01-22                                                  7.65            3,750,000           4,454,438
 Detroit Downtown Development Authority Area
    Project 1 Junior Lien Tax Increment Refunding
    Bonds Series 1996D
        07-01-25                                                  6.50            6,000,000           6,449,880
 Detroit Water Supply System Refunding Revenue
    Bonds Series 1992 (FGIC Insured)
        07-01-07                                                  6.25            2,000,000           2,179,900
 State Hospital Finance Authority Refunding Revenue
    Bonds Central Michigan Community Hospital
        10-01-16                                                  6.25            2,225,000           2,400,597
 State Hospital Finance Authority Refunding Revenue
    Bonds Sinai Hospital of Greater Detroit Series 1995
        01-01-16                                                  6.625           2,000,000           2,221,140
 State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan Obligated Group
    Series 1995
        01-01-15                                                  6.40            1,000,000           1,068,620
        01-01-25                                                  6.50            1,000,000           1,072,150
 State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan Obligated Group
    Series 1997
        01-01-15                                                  6.375             400,000             428,780
 State Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds Ford Motor Series 1991A
        02-01-06                                                  7.10            5,000,000           5,859,200
 Total                                                                                               26,134,705

 Minnesota (2.9%)
 Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Series 1990A
    (MBIA Insured)
        08-15-05                                                  7.40            4,500,000           4,893,255
 Rochester Health Care Facility Revenue Bonds
    Mayo Foundation Series 1992A
        11-15-19                                                  4.95           15,000,000          14,482,500
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1990C (FHA Insured)
        07-01-14                                                  7.70            2,080,000           2,182,585
 State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1988E
        02-01-14                                                  7.65            5,515,000           5,681,057
 Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds Woodbury
    Multi-family Housing Series 1996
        12-01-23                                                  6.95            2,475,000           2,537,989
 Total                                                                                               29,777,386

 Mississippi (0.3%)
 Medical Center Educational Building Hospital
    Refunding Revenue Bonds University of Mississippi
    Medical Center Series 1998B (AMBAC Insured)
        12-01-23                                                  5.50            3,000,000           3,187,920

 Missouri (1.0%)
 St. Louis Regional Convention & Sports Complex
    Authority Pre-refunded Revenue Bonds
    Series 1991C
        08-15-21                                                  7.90            8,105,000           9,511,299
 St. Louis Regional Convention & Sports Complex
    Authority Revenue Bonds Series 1991C
        08-15-21                                                  7.90              395,000             440,804
 Total                                                                                                9,952,103

 Nevada (0.5%)
 Clark County Special Improvement District 108
    Local Improvement Bonds Summerline Series 1997
        02-01-12                                                  6.50            4,440,000           4,580,570

 New Hampshire (0.1%)
 Higher Education & Health Facilities Authority
    College Revenue Bonds New Hampshire College
    Series 1997
        01-01-27                                                  6.375           1,000,000           1,069,460

 New Jersey (1.7%)
 Turnpike Authority Revenue Bonds Series 1991C
        01-01-05                                                  6.50           16,000,000          17,023,200

 New York (9.8%)
 Dormitory Authority New York City University
    System Consolidated 2nd Generation Resource
    Revenue Bonds Series 1994A
        07-01-18                                                  5.75            5,500,000           5,924,160
 Dormitory Authority State Court Facility Lease
    Revenue Bonds Series 1993A
        05-15-21                                                  5.25           20,000,000          19,763,000
 Dormitory Authority State Department of Health
    Refunding Revenue Bonds
        07-01-20                                                  5.50            3,060,000           3,085,673
 New York City General Obligation Bonds
    Series 1992B
        10-01-17                                                  6.75           11,150,000          12,210,365
 New York City Unlimited General Pre-refunded
    Obligation Bonds Series 1994B-1
        08-15-16                                                  7.00            1,510,000           1,753,276
 New York City Un-refunded Balance Unlimited
    General Obligation Bonds Series 1994B-1
        08-15-16                                                  7.00            7,340,000           8,496,344
 State Medical Care Facility Finance Agency
    Mental Health Services Facility Improvement
    Refunding Revenue Bonds Series 1993F
        02-15-14                                                  5.375           7,510,000           7,592,009
 State Mortgage Agency Homeowner Mortgage
    Revenue Bonds Series 1991TT
        04-01-15                                                  7.50           15,945,000          17,127,162
 State Urban Development Correctional Capital
    Facilities Revenue Bonds Series 4
        01-01-23                                                  5.375          23,815,000          23,865,250
 Total                                                                                               99,817,239

 North Carolina (3.9%)
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A
        01-01-24                                                  6.50           20,000,000          20,182,400
 Eastern Municipal Power Agency System Revenue
    Bonds Series 1985G
        12-01-16                                                  5.75           12,750,000          13,076,527
 Eastern Municipal Power Agency System Revenue
    Bonds Series 1993D
        01-01-16                                                  5.60            6,500,000           6,535,165
 Total                                                                                               39,794,092

 North Dakota (0.5%)
 Ward County Health Care Facilities Refunding
    Revenue Bonds Trinity Obligated Group
    Series 1996B
        07-01-21                                                  6.25            4,365,000           4,661,864

 Ohio (1.0%)
 Air Quality Development Authority Pollution Control
    Refunding Revenue Bonds Ohio Edison
    Series 1993A
        05-15-29                                                  5.95            5,000,000           5,174,350
 Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds
        12-01-10                                                  6.25            1,000,000             996,650
 Columbus Sewerage System Refunding Revenue
    Bonds Series 1992
        06-01-05                                                  6.30            3,500,000           3,821,265
 State Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        08-01-25                                                  7.70              300,000             344,451
 Total                                                                                               10,336,716

 Oklahoma (0.4%)
 Stillwater Medical Center Authority Hospital Revenue
    Bonds Series 1997B
        05-15-12                                                  6.35            1,000,000           1,070,530
 Valley View Hospital Authority Refunding Revenue
    Bonds Series 1996
        08-15-14                                                  6.00            2,695,000           2,826,866
 Total                                                                                                3,897,396

 Pennsylvania (3.4%)
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Philadelphia Electric Series 1991A
        04-01-21                                                  7.375          23,540,000          25,520,655
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Series 1997A
        07-01-13                                                  6.10            4,000,000           4,357,160
 Philadelphia Hospital & Higher Education Facility
    Authority Hospital Revenue Bonds Friends Hospital
    Series 1993
        05-01-11                                                  6.20            2,500,000           2,615,575
 Pittsburgh Water & Sewer Authority Water & Sewer
    System 1st Lien Capital Appreciation Revenue
    Bonds Series 1998B Zero Coupon (FGIC Insured)
        09-01-24                                                  5.25            4,160,000(d)        1,056,973
        09-01-25                                                  5.25            4,160,000(d)        1,002,685
 Total                                                                                               34,553,048

 Rhode Island (0.2%)
 Providence Special Tax Increment Obligation Bonds
    Series 1996D
        06-01-16                                                  6.65            1,500,000           1,639,125

 South Carolina (0.4%)
 Horry County Hospital Refunding Revenue Bonds
    Conway Hospital Series 1992
        07-01-12                                                  6.75            4,000,000           4,341,240

 Tennessee (0.2%)
 Nashville & Davidson Counties Health & Education
    Facilities Board Revenue Bonds Zero Coupon
    Escrowed to Maturity
        06-01-21                                                  5.71            7,500,000(d)        2,201,400

 Texas (12.7%)
 Austin Utility System Capital Appreciation Refunding
    Revenue Bonds Zero Coupon (AMBAC Insured)
        11-15-10                                                  6.51            5,055,000(d)        2,782,171
 Austin Utility System Capital Appreciation Refunding
    Revenue Bonds Zero Coupon Series 1992A
    (MBIA Insured)
        11-15-10                                                  6.59           16,000,000(d)        8,806,080
 Austin Utility System Combined Utility Refunding
    Revenue Bonds Series 1992 (AMBAC Insured)
        11-15-06                                                  6.25           10,500,000          11,505,585
 Coastal Water Authority Water Conveyance System
    Refunding Revenue Bonds Series 1991
    Escrowed to Maturity (AMBAC Insured)
        12-15-17                                                  6.25            5,000,000           5,530,850
 Cypress-Fairbanks Independent School District
    Harris County Schoolhouse Unlimited Tax
    Pre-refunded Bonds Series 1990 (FGIC Insured)
        08-01-08                                                  6.50            1,500,000           1,579,635
 Harris County Health Facilities Development
    Hermann Hospital Revenue Bonds (MBIA Insured)
        10-01-24                                                  6.375           8,820,000           9,929,380
 Houston Water & Sewer System Junior Lien
    Refunding Revenue Bonds Zero Coupon
    Series 1991C (AMBAC Insured)
        12-01-08                                                  6.60            8,000,000(d)        4,920,640
 Municipal Power Agency Capital Appreciation
    Refunding Revenue Bonds Zero Coupon
    (AMBAC Insured)
        09-01-09                                                  6.90           18,000,000(d)       10,611,900
 Northwest Independent School District Unlimited Tax
    General Obligation Capital Appreciation Refunding
    Revenue Bonds Permanent School Fund Guarantee
    Zero Coupon
        08-15-17                                                  6.23            3,000,000(d)        1,003,380
 San Antonio Electric & Gas Systems Refunding
    Revenue Bonds Series 1989
        02-01-14                                                  6.00            6,000,000           6,149,880
 San Antonio Electric & Gas Systems Refunding
    Revenue Bonds Series 1989A
        02-01-12                                                  6.50           26,250,000          27,035,925
 San Antonio Water Refunding Revenue Bonds
    (FGIC Insured)
        05-15-07                                                  6.40           25,000,000          27,334,500
 State Public Property Financial Corporation Texas
    Mental Health Lease Revenue Bonds Series 1996
        09-01-16                                                  6.20            2,340,000           2,495,914
 Turnpike Authority Dallas North Tollway
    Pre-refunded Revenue Bonds Series 1990
    (AMBAC Insured)
        01-01-20                                                  6.00           10,000,000          10,131,800
 Total                                                                                              129,817,640

 Virginia (0.7%)
 Augusta County Industrial Development Authority
    Hospital Refunding Revenue Bonds Augusta
    Hospital Series 1993 (AMBAC Insured)
        09-01-21                                                  5.125           3,600,000           3,534,912
 Fairfax County Water Authority Refunding Revenue
    Bonds Series 1997
        04-01-21                                                  5.00            3,750,000           3,754,838
 Total                                                                                                7,289,750

 Washington (5.1%)
 Auburn School District 408 King County Unlimited
    Tax General Obligation Bonds Series 1992A
        12-01-06                                                  6.375           8,000,000           9,044,320
 Issaquah School District 411 King County Unlimited
    Tax General Obligation Bonds Series 1992
        12-01-08                                                  6.375          16,675,000          19,269,630
 King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A
        03-01-26                                                  6.80            2,500,000           2,667,675
 Public Hospital District 1 King County Washington
    Valley Medical Center Hospital Facility Refunding
    Revenue Bonds
        09-01-20                                                  5.75            3,000,000           3,274,290
 Public Power Supply System Nuclear Power
    Project 1 Pre-refunded Revenue Bonds Series 1989A
        07-01-17                                                  6.00           12,130,000          12,411,537
 Public Power Supply System Nuclear Power
    Project 3 Capital Appreciation Refunding Revenue
    Bonds Zero Coupon Series 1989B (MBIA Insured)
        07-01-13                                                  6.61           10,360,000(d)        4,753,790
 Total                                                                                               51,421,242

 West Virginia (1.0%)
 School Building Authority Capital Improvement
    Pre-refunded Revenue Bonds Series 1990B
    (MBIA Insured)
        07-01-20                                                  6.00            9,730,000          10,131,752

 Wyoming (0.4%)
 Community Development Authority Single Family
    Mortgage Bonds Federally Insured or Guaranteed
    Mortgage Loan Series 1991B
        06-01-31                                                  7.40            3,510,000           3,712,000

 Total municipal bonds
 (Cost: $847,234,711)                                                                              $972,714,274


See accompanying notes to investments in securities.


 Short-term securities (0.2%)
 Issuer (f,g)    Effective        Amount   Value(a)
                     yield    payable at
                                maturity
 Municipal notes
 Cohasset Minnesota Power & Light Series 1997B
    V.R.D.N.
       06-01-13      4.00%      $500,000   $500,000

 Farmington New Mexico  Pollution  Control
 Revenue Bonds Arizona Public Service
 Series 1994B V.R.
       05-01-24      3.95        100,000    100,000

 Jackson County Mississippi Port Facility
 Chevron USA V.R.
       06-01-23      4.05        510,000    510,000

 Jasper County Indiana Pollution Control Revenue
 Bonds North Indiana Public Service V.R.
       06-01-13      4.00        200,000    200,000

 Maricopa  County Arizona  Industrial  Development
 Agency  Hospital  Facilities
 Revenue Bonds Samaritan Health Service Hospital
 Series 1985B-2 V.R.
       12-01-08      3.95        100,000    100,000

 Valdez Alaska Marine Terminal Exxon Pipeline
 Company Series 1985 V.R.
       10-01-25      4.00        200,000    200,000

 Valdez Alaska Marine Terminal Revenue Bonds
 Exxon Pipeline Company Series 1993A V.R.
       12-01-33      4.00        200,000    200,000

 Total short-term securities
 (Cost: $1,810,000)                      $1,810,000


 Total investments in securities
 (Cost: $849,044,711)(h)               $974,524,274


See accompanying notes to investments in securities.

Investments in securities
IDS Tax-Exempt Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                        (Unaudited)

Rating                                     05-31-98                 11-30-97
AAA                                           48%                      44%
AA                                            15                       15
A                                              9                       10
BBB                                           27                       31
BB and below                                   1                       --
Non-rated                                     --                       --
Total                                        100%                     100%

(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

AMBAC      --    American Municipal Bond Association Corporation
BIG        --    Bond Investors Guarantee
CGIC       --    Capital Guaranty Insurance Company
FGIC       --    Financial Guarantee Insurance Corporation
FHA        --    Federal Housing Authority
FNMA       --    Federal National Mortgage Association
FSA        --    Financial Security Assurance
GNMA       --    Government National Mortgage Association
MBIA       --    Municipal Bond Investors Assurance

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(f) The following abbreviations are used in the portfolio descriptions:

A.M.T.     --    Alternative Minimum Tax
B.A.N.     --    Bond Anticipation Note
C.P.       --    Commercial Paper
R.A.N.     --    Revenue Anticipation Note
T.A.N.     --    Tax Anticipation Note
T.R.A.N.   --    Tax & Revenue Anticipation Note
V.R.       --    Variable Rate
V.R.D.B.   --    Variable Rate Demand Bond
V.R.D.N.   --    Variable Rate Demand Note

(g) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rates shown are the effective rates on May 31, 1998.

(h) At May 31, 1998, the cost of securities for federal income tax purposes was approximately $847,455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................................$129,516,000
Unrealized depreciation...........................................(2,447,000)
                                                                  ----------
Net unrealized appreciation.....................................$127,069,000

                 Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Retired chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President of Board Services Corporation.
and secretary


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Tax-Exempt Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010